Net Sales	12 Months Ended
Dec. 31, 2024
Net Sales
Net Sales

25.	Net Sales

	12.31.24	12.31.23	12.31.22
Gross sales
Brazil	35,424,872	32,922,332	33,325,565
International	30,784,576	25,203,968	25,253,452
Other segments	3,955,631	3,494,983	3,305,974
	70,165,079	61,621,283	61,884,991

Sales deductions
Brazil	(6,584,239)	(6,063,414)	(6,327,777)
International	(1,611,421)	(1,352,204)	(1,150,317)
Other segments	(590,381)	(590,225)	(601,869)
	(8,786,041)	(8,005,843)	(8,079,963)

Net sales
Brazil	28,840,633	26,858,918	26,997,788
International	29,173,155	23,851,764	24,103,135
Other segments	3,365,250	2,904,758	2,704,105
	61,379,038	53,615,440	53,805,028

Accounting policy:

Sales revenues are recognized and measured observing the following steps: (i) identification of the contracts with customers, formalized through sales orders; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) revenue recognition as it satisfies the performance obligations.

Revenues are recognized by the amount that reflects the Company’s expectation to receive for the sale of products, net of applicable taxes, returns, rebates and discounts.

The sales process begins with sales orders. The discounts and rebates may be negotiated on a spot basis or may have its conditions formally defined in the agreements, generally signed with large retail and wholesale chains. In all cases, the performance obligation is satisfied when the control of the goods is transferred to the client, which will depend on the type of freight contracted by the customer.

The Company has sales with immediate and deferred payments. The deferred payments are adjusted to present value to recognize the financial component (note 23.1).